Consolidated Statement of Changes in Stockholders' Equity (USD $)	Predecessor [Member] Series A Preferred Stock [Member]	Predecessor [Member] Series B Preferred Stock [Member]	Predecessor [Member] Common Stock [Member]	Predecessor [Member] Additional Paid-in Capital [Member]	Predecessor [Member] Retained Earnings [Member]	Predecessor [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Predecessor [Member] Treasury Stock [Member]	Predecessor [Member] Noncontrolling Interest [Member]	Predecessor [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2012	$ 525,027,000		$ 50,000,000	$ 2,318,000	$ (273,086,000)	$ (30,270,000)	$ (1,264,000)	$ (288,000)	$ 272,437,000	$ 50,000,000	$ 2,318,000			$ (1,264,000)
Net income					13,219,000			295,000	13,514,000
Equity compensation				281,000					281,000
Accrual of paid in kind dividend on cumulative preferred shares	20,805,000	1,649,000			(22,454,000)
Foreign currency translation adjustments						(6,133,000)		(3,000)	(6,136,000)
Pension and postretirement plans, net of tax expense (benefit)						20,577,000			20,577,000
Derivatives valuation, net of tax expense (benefit)						(249,000)			(249,000)
Shares repurchased	(500,000,000)						(35,000)		(500,035,000)
Shares exchanged	(44,977,000)	44,977,000
Shares canceled	(855,000)		(417,000)				1,272,000
Unrealized gain (loss) on available for sale equity securities, net of tax expense (benefit)						145,000			145,000
Dividend paid to non-controlling interest partner								(552,000)	(552,000)
Assignment of value for non controlling interest in business acquisition								17,000	17,000
Balance at Oct. 31, 2013		46,626,000	49,583,000	2,599,000	(282,321,000)	(15,930,000)	(27,000)	(531,000)	(200,001,000)
Balance at Dec. 31, 2010
Net income									1,353,000
Foreign currency translation adjustments									(5,683,000)
Balance at Dec. 31, 2011	480,449,000		50,000,000	2,156,000	(274,458,000)	(14,959,000)	(994,000)	(388,000)	241,806,000
Net income					45,977,000			289,000	46,266,000
Equity compensation				162,000					162,000
Accrual of paid in kind dividend on cumulative preferred shares	44,605,000				(44,605,000)
Foreign currency translation adjustments						(6,242,000)		10,000	(6,232,000)
Pension and postretirement plans, net of tax expense (benefit)						(11,238,000)			(11,238,000)
Derivatives valuation, net of tax expense (benefit)						1,980,000			1,980,000
Shares repurchased							(270,000)		(270,000)
Unrealized gain (loss) on available for sale equity securities, net of tax expense (benefit)						189,000			189,000
Dividend paid to non-controlling interest partner								(677,000)	(677,000)
Dividend paid on preferred stock	(27,000)								(27,000)
Assignment of value for non controlling interest in business acquisition								447,000	447,000
Sale of noncontrolling interest in subsidiary								31,000	31,000
Balance at Dec. 31, 2012	525,027,000			2,318,000	(273,086,000)	(30,270,000)	(1,264,000)	(288,000)	272,437,000	50,000,000	2,318,000	(273,086,000)	(30,270,000)	(1,264,000)	(288,000)	272,437,000
Net income												15,248,000			89,000	15,337,000
Foreign currency translation adjustments																(16,524,000)
Unrealized gain (loss) on available for sale equity securities, net of tax expense (benefit)													94,000			94,000
Dividend paid to non-controlling interest partner															(173,000)	(173,000)
Balance at Mar. 31, 2013										50,000,000	2,357,000	(269,632,000)	(47,207,000)	(1,264,000)	(387,000)	270,688,000
Balance at Dec. 31, 2013											1,212,038,000	(194,222,000)	14,779,000		96,021,000	1,128,616,000
Net income												(7,417,000)			1,469,000	(5,948,000)
Foreign currency translation adjustments																(9,276,000)
Pension and postretirement plans, net of tax expense (benefit)													11,000			11,000
Unrealized gain (loss) on available for sale equity securities, net of tax expense (benefit)													(34,000)			(34,000)
Dividend paid to non-controlling interest partner															(174,000)	(174,000)
Balance at Mar. 31, 2014										$ 1,182,000	$ 1,401,673,000	$ (201,639,000)	$ 5,484,000		$ 97,311,000	$ 1,304,031,000